SCHEDULES OF CONCENTRATION OF RISK (Details) - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	8.30%	14.20%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.20%		11.10%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%	5.80%	9.80%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%	12.90%
Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.10%
Revenue Benchmark [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.80%	42.20%	35.10%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.10%	12.30%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.60%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.80%	19.90%
Accounts Receivable [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	61.50%	32.20%